Income Tax (Details) - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliations of the Statutory Income Tax Rate and the Company
Statutory income tax rate	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(1.00%)	1.00%
Tax effect of non-deductible expenses	0.00%	0.00%
Changes in valuation allowance	0.00%	0.00%
Effective tax rate	24.00%	26.00%